Note 24 Provisions for taxes, legal contingencies and other provisions changes over the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes over the year of provisions for taxes, legal contingencies and other provisions [Line Items]
Provisions for taxes legal contingents and other provisions		€ 1,091	€ 1,134	€ 1,286
Additions of provisions for taxes legal contingents and other provisions	[1]	1,175	555	396
Acquisition of subsidiaries of provisions for taxes legal contingents and other provisions		0	0	0
Unused amounts reversed during the year of provisions for taxes legal contingents and other provisions		(227)	(215)	(96)
Amount used and other variations of provisions for taxes legal contingents and other provisions	[1]	(1,050)	(383)	(453)
Provisions for taxes legal contingents and other provisions		€ 990	€ 1,091	€ 1,134

[1]	(*)In 2021, it includes the initial recognition of the estimated cost of the collective layoff procedure that is being carried out at Banco Bilbao Vizcaya Argentaria, S.A., and the subsequent reclassification from "Other provisions" to "Other long term employee benefits" for the remaining amount at the time of the reclassification.